Investment in Securities	9 Months Ended
Dec. 31, 2011
Investment in Securities
5.	Investment in Securities

Investment in securities at March 31, 2011 and December 31, 2011 consists of the following:

	Millions of yen
	March 31, 2011	December 31, 2011
Trading securities	¥71,991	¥33,818
Available-for-sale securities	883,410	880,582
Held-to-maturity securities	43,695	43,667
Other securities	176,285	209,653

	¥1,175,381	¥1,167,720

Other securities consist mainly of non-marketable equity securities, preferred capital shares carried at cost and investment funds carried at an amount that reflects equity income and loss based on the investor’s share.

The amortized cost basis amounts, gross unrealized holding gains, gross unrealized holding losses and fair values of available-for-sale securities and held-to-maturity securities in each major security type at March 31, 2011 and December 31, 2011 are as follows:

March 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥168,818	¥696	¥(169)	¥169,345
Japanese prefectural and foreign municipal bond securities	34,907	153	(92)	34,968
Corporate debt securities	292,836	1,287	(2,091)	292,032
Specified bonds issued by SPEs in Japan	225,393	46	(3,125)	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	87,898	3,819	(3,843)	87,874
Other debt securities	5,518	—	(12)	5,506
Equity securities	48,415	25,229	(2,273)	71,371

	863,785	31,230	(11,605)	883,410

Held-to-maturity:
Japanese government bond securities	43,695	412	—	44,107

	¥907,480	¥31,642	¥(11,605)	¥927,517

December 31, 2011

	Millions of yen
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale:
Japanese and foreign government bond securities	¥172,405	¥1,083	¥(6)	¥173,482
Japanese prefectural and foreign municipal bond securities	57,861	849	(66)	58,644
Corporate debt securities	307,972	2,236	(3,991)	306,217
Specified bonds issued by SPEs in Japan	162,386	644	(634)	162,396
CMBS and RMBS in the U.S., and other asset-backed securities	101,476	2,552	(3,437)	100,591
Other debt securities	7,586	—	—	7,586
Equity securities	59,361	20,885	(8,580)	71,666

	869,047	28,249	(16,714)	880,582

Held-to-maturity:
Japanese government bond securities	43,667	3,018	—	46,685

	¥912,714	¥31,267	¥(16,714)	¥927,267

The unrealized losses of ¥392 million and ¥1,048 million of debt securities for which an other-than-temporary impairment related to the credit loss had been recognized in earnings according to ASC 320-10-35-34 (“Investments—Debt and Equity Securities—Recognition of Other-Than-Temporary Impairments”) were included in the gross unrealized losses of CMBS and RMBS in the U.S., and other asset-backed securities (before taxes) at March 31, 2011 and December 31, 2011, respectively. The unrealized losses are other-than-temporary impairment related to the non-credit losses and recorded as accumulated other comprehensive income.

The following table provides information about available-for-sale securities and held-to-maturity securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss portion as of March 31, 2011 and December 31, 2011, respectively.

March 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥63,438	¥(169)	¥—	¥—	¥63,438	¥(169)
Japanese prefectural and foreign municipal bond securities	22,444	(92)	—	—	22,444	(92)
Corporate debt securities	184,185	(2,071)	1,980	(20)	186,165	(2,091)
Specified bonds issued by SPEs in Japan	49,180	(2,025)	49,398	(1,100)	98,578	(3,125)
CMBS and RMBS in the U.S., and other asset-backed securities	6,660	(853)	24,288	(2,990)	30,948	(3,843)
Other debt securities	—	—	2,988	(12)	2,988	(12)
Equity securities	11,196	(1,470)	4,891	(803)	16,087	(2,273)

	¥337,103	¥(6,680)	¥83,545	¥(4,925)	¥420,648	¥(11,605)

December 31, 2011

	Millions of yen
	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Available-for-sale:
Japanese and foreign government bond securities	¥54,383	¥(6)	¥—	¥—	¥54,383	¥(6)
Japanese prefectural and foreign municipal bond securities	15,507	(66)	—	—	15,507	(66)
Corporate debt securities	67,631	(3,788)	16,885	(203)	84,516	(3,991)
Specified bonds issued by SPEs in Japan	900	—	32,483	(634)	33,383	(634)
CMBS and RMBS in the U.S., and other asset-backed securities	23,252	(117)	13,149	(3,320)	36,401	(3,437)
Equity securities	19,019	(6,806)	9,325	(1,774)	28,344	(8,580)

	¥180,692	¥(10,783)	¥71,842	¥(5,931)	¥252,534	¥(16,714)

449 and 326 investment securities were in an unrealized loss position as of March 31, 2011 and December 31, 2011, respectively. The gross unrealized losses on these securities are attributable to a number of factors including changes in interest rates, credit spreads and market trends.

For debt securities, in the case of the fair value being below the amortized cost, the Company and its subsidiaries consider that an other-than-temporary impairment has occurred if (1) the Company and its subsidiaries intend to sell the debt security; (2) it is more likely than not that the Company and its subsidiaries will be required to sell the debt security before recovery of its amortized cost basis, or (3) the Company and its subsidiaries do not expect to recover the entire amortized cost of the security (that is, a credit loss exists). In assessing whether a credit loss exists, the Company and its subsidiaries compare the present value of the expected cash flows to the security’s amortized cost basis at the balance sheet date.

Debt securities with unrealized loss position mainly include specified bonds issued by special purpose entities in Japan and CMBS and RMBS.

The unrealized loss associated with specified bonds is primarily due to changes in the market interest rate and risk premium because of deterioration in the domestic real estate market and the credit crunch in the capital and financial markets. Considering all available information to assess the collectibility of those investments (such as performance and value of the underlying real estate, and seniority of the bonds), the Company and its subsidiaries believe that the Company and its subsidiaries are able to recover the entire amortized cost basis of those investments. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at December 31, 2011.

The unrealized loss associated with CMBS and RMBS is primarily caused by changes in credit spreads and interest rates. In order to determine whether a credit loss exists, the Company and its subsidiaries estimate the present value of anticipated cash flows, discounted at the current yield to accrete the security. The cash flows are estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security. Then, a credit loss is assessed by comparing the present value of the expected cash flows to the security’s amortized cost basis. Based on that assessment, the Company and its subsidiaries expect to recover the entire amortized cost basis. Because the Company and its subsidiaries do not intend to sell the investments and it is not more likely than not that the Company and its subsidiaries will be required to sell the investments before recovery of their amortized cost basis, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at December 31, 2011.

For equity securities with unrealized losses, the Company and its subsidiaries consider various factors to determine whether the decline is other-than-temporary, including the length of time and the extent to which the fair value has been less than the carrying value and the issuer’s specific economic conditions as well as the ability and intent to hold these securities for a period of time sufficient to recover the securities’ carrying amounts. Based on our ongoing monitoring process, the Company and its subsidiaries do not consider these investments to be other-than-temporarily impaired at December 31, 2011.

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for nine months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Total other-than-temporary impairment losses	¥18,136	¥10,463
Portion of loss recognized in other comprehensive income (before taxes)	(206)	(598)

Net impairment losses recognized in earnings	¥17,930	¥9,865

The total other-than-temporary impairment with an offset for the amount of the total other-than-temporary impairment recognized in other comprehensive income (loss) for three months ended in December 31, 2010 and 2011 are as follows:

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Total other-than-temporary impairment losses	¥6,149	¥3,370
Portion of loss recognized in other comprehensive income (before taxes)	(115)	(134)

Net impairment losses recognized in earnings	¥6,034	¥3,236

In the tables above, other-than-temporary impairment losses related to debt securities are recognized mainly on certain specified bonds, which have experienced credit losses due to significant decline in the value of the underlying assets, as well as on certain mortgage-backed and other asset-backed securities, which have experienced credit losses due to a decrease in cash flows attributable to significant default and bankruptcies on the underlying loans. Because the Company and its subsidiaries do not intend to sell these securities and it is not more likely than not that the Company and its subsidiaries will be required to sell these securities before recovery of their amortized cost basis, the Company and its subsidiaries charged only the credit loss component of the total impairment to earnings with the remaining non-credit component recognized in other comprehensive income (loss). The credit loss assessment was made by comparing the securities’ amortized cost basis with the portion of the estimated fair value of the underlying assets available to repay the specified bonds, or with the present value of the expected cash flows from the mortgage-backed and other asset-backed securities, that were estimated based on a number of assumptions such as default rate and prepayment speed, as well as seniority of the security.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for nine months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Nine months ended December 31, 2010	Nine months ended December 31, 2011
Beginning before reduction	¥5,016	¥9,022
Reduction to the beginning balance*	(1,810)	—
Beginning after reduction	3,206	9,022
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	6,689	3,261
Credit loss for which an other-than-temporary impairment was previously recognized	296	72
Reduction during the period:
For securities sold	(89)	(2,130)
Due to change in intent to sell or requirement to sell	(1,005)	(997)

Ending	¥9,097	¥9,228

*	Cumulative effects of adopting Accounting Standards Update 2009-16 (ASC860 (“Transfers and Servicing”) (FASB Statement No. 166 (“Accounting for Transfers of Financial Assets—an amendment of FASB Statement No.140))), and Accounting Standards Update 2009-17 (ASC810 (“Consolidation”) (FASB Statement No. 167 (“Amendment of FASB Interpretation No.46(R)”, ASC810-10 (“Consolidation—Variable Interest Entities”)))) have been deducted from the beginning balance.

Roll-forwards of the amount related to credit losses on other-than-temporarily impaired debt securities recognized in earnings for three months ended December 31, 2010 and 2011 are as follows:

	Millions of yen
	Three months ended December 31, 2010	Three months ended December 31, 2011
Beginning	¥9,209	¥7,830
Addition during the period:
Credit loss for which an other-than-temporary impairment was not previously recognized	817	2,556
Credit loss for which an other-than-temporary impairment was previously recognized	76	54
Reduction during the period:
For securities sold	—	(947)
Due to change in intent to sell or requirement to sell	(1,005)	(265)

Ending	¥9,097	¥9,228

The aggregate carrying amount of other securities accounted for under the cost method totaled ¥67,366 million and ¥94,391 million at March 31, 2011 and December 31, 2011, respectively. Investments with an aggregated cost of ¥63,590 million and ¥93,253 million were not evaluated for impairment because the Company and its subsidiaries did not identify any events or changes in circumstances that might have had significant adverse effect on the fair value of these investments and it was not practicable to estimate the fair value of the investments.

The Company and its subsidiaries have adopted Accounting Standards Update 2009-12 (Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)—ASC 820 (“Fair Value Measurements and Disclosures”)). Under ASC 820, the information about fund investments that the Company and its subsidiaries hold at March 31, 2011 and December 31, 2011 are as follows:

March 31, 2011

Type of fund investment	Fair value (Millions of yen)	Redemption frequency (If currently eligible)	Redemption notice period
Hedge funds*	¥10,023	Monthly – Quarterly	10 days – 45 days

Total	¥10,023	—	—

December 31, 2011

Type of fund investment	Fair value (Millions of yen)	Redemption frequency (If currently eligible)	Redemption notice period
Hedge fund *	¥5,239	Monthly – Quarterly	10 days – 45 days

Total	¥5,239	—	—

*	This category includes several hedge funds that seek profits using investment strategies such as managed futures, global macro and relative value. The fair value of the investments in this category is calculated based on the net asset value of the investees.

Included in interest on loans and investment securities in the consolidated statements of income is interest income on investment securities of ¥13,022 million and ¥11,235 million, for the nine months ended December 31, 2010 and 2011, respectively. Included in interest on loans and investment securities in the consolidated statements of income is interest income on investment securities of ¥4,183 million and ¥3,756 million, for the three months ended December 31, 2010 and 2011, respectively.